Accrued expenses payable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accrued expenses payable
20.	Accrued expenses payable

	2022	2021
Accruals and estimations	$4,167	$4,290
Labor related provisions	34,423	23,163
Liability for social security contributions	6,323	5,043
Other	—	271

	$44,913	$32,767

As of December 31, 2022 and 2021, accruals and estimations include the estimated balance of the current portion of the long-term provisions (see note 21).
Labor related provisions include a profit-sharing program for both management and non-management
staff. For members of management, profit-sharing is based on a combination of the Company’s performance as a whole and the achievement of individual goals. Profit-sharing for non-management
employees is based solely on the Company’s performance. The accrual at year-end
represents the amount expensed for the current year, which is expected to be settled within 12 months.